ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Abstract]
Beginning Balance	$ 5,715,705
Current year other comprehensive income (loss)	3,215	$ (84,560)	$ (33,541)
Transactions with non-controlling interests		(14,889)	(8,000)
Capital contributed by non-controlling interest	1,336	70,876	339
Ending Balance	6,593,830	5,715,705
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Abstract]
Beginning Balance	(111,215)	(28,519)	4,681
Transactions with non-controlling interests		0	341
Capital contributed by non-controlling interest	0	1,864	0
Ending Balance	(108,000)	(111,215)	(28,519)
Unrealized Fair Value Gain (Loss) on Available-for-sale Investments [Member]
Accumulated Other Comprehensive Income (Loss) [Abstract]
Beginning Balance	(6,560)	(297)	981
Current year other comprehensive income (loss)	4,512	(6,263)	(1,278)
Transactions with non-controlling interests			0
Capital contributed by non-controlling interest		0
Ending Balance	(2,048)	(6,560)	(297)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Abstract]
Beginning Balance	(104,655)	(28,222)	3,700
Current year other comprehensive income (loss)	(1,297)	(78,297)	(32,263)
Transactions with non-controlling interests			341
Capital contributed by non-controlling interest		1,864
Ending Balance	$ (105,952)	$ (104,655)	$ (28,222)